Shareholders' Equity (Summary Of Stock Options And RSUs Granted Separated Into Ranges Of Exercise Price) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding options	6,359,567
Options and RSUs exercisable	4,530,660
RSUs 0.0 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.0
Exercise price, upper range limit	$ 0.00
RSUs outstanding	660,555
Outstanding options, Weighted average exercise price	$ 0.00
0.01-2.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 0.01
Exercise price, upper range limit	$ 2.00
Outstanding options	91,666
Outstanding options, Weighted average remaining contractual life (years)	9 years 11 months 23 days
Outstanding options, Weighted average exercise price	$ 1.08
Options and RSUs exercisable	91,666
Exercisable options, Remaining contractual life (in years)	9 years 11 months 23 days
Exercisable options, Weighted average exercise price	$ 1.08
2.01-4.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 2.01
Exercise price, upper range limit	$ 4.00
Outstanding options	865,163
Outstanding options, Weighted average remaining contractual life (years)	8 years 25 days
Outstanding options, Weighted average exercise price	$ 2.97
Options and RSUs exercisable	275,277
Exercisable options, Remaining contractual life (in years)	6 years 7 months 20 days
Exercisable options, Weighted average exercise price	$ 3.38
4.01-6.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 4.01
Exercise price, upper range limit	$ 6.00
Outstanding options	1,813,245
Outstanding options, Weighted average remaining contractual life (years)	3 years 7 months 24 days
Outstanding options, Weighted average exercise price	$ 5.04
Options and RSUs exercisable	1,621,438
Exercisable options, Remaining contractual life (in years)	3 years 1 month 20 days
Exercisable options, Weighted average exercise price	$ 5.07
6.01-8.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 6.01
Exercise price, upper range limit	$ 8.00
Outstanding options	59,500
Outstanding options, Weighted average remaining contractual life (years)	7 years 1 month 10 days
Outstanding options, Weighted average exercise price	$ 6.94
Options and RSUs exercisable	38,183
Exercisable options, Remaining contractual life (in years)	6 years 10 months 10 days
Exercisable options, Weighted average exercise price	$ 7.00
8.01-10.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 8.01
Exercise price, upper range limit	$ 10.00
Outstanding options	1,572,316
Outstanding options, Weighted average remaining contractual life (years)	6 years 11 days
Outstanding options, Weighted average exercise price	$ 9.02
Options and RSUs exercisable	1,265,967
Exercisable options, Remaining contractual life (in years)	5 years 8 months 23 days
Exercisable options, Weighted average exercise price	$ 9.03
10.01-14.29 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price, lower range limit	$ 10.01
Exercise price, upper range limit	$ 14.29
Outstanding options	1,297,122
Outstanding options, Weighted average remaining contractual life (years)	5 years 3 months 11 days
Outstanding options, Weighted average exercise price	$ 12.40
Options and RSUs exercisable	1,238,129
Exercisable options, Remaining contractual life (in years)	5 years 2 months 26 days
Exercisable options, Weighted average exercise price	$ 12.39